UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Strategas Macro Momentum ETF

Ticker: SAMM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Strategas Macro Momentum ETF (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://strategasetfs.com/samm or by contacting us at (855) 273-7227.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$69	0.65%

How did the Fund perform in the last year?

   For the year ending December 31, 2025, the Strategas Macro Momentum ETF (SAMM) returned +12.0% while its benchmark, the S&P 500 Index, returned +17.4% over that same period. As of the same ending period, SAMM gained 9.9% over the previous six months, while the S&P 500, gained 10.8%.

   With a total return of +5.3% in 4Q, SAMM closed calendar year 2025 on a strong note – capitalizing on continued strength from Banks stocks, a pro-cyclical leadership tilt, and new Fund positions in Health Care. For that quarter, SAMM’s 5.3% total return compares favorably to the S&P 2.6% total return and the Russell 2000 2.18% total return.

   At the stock level, names like MU (+70.7% - Technology). SQM (+29.3% - Materials), NTRA (+25.1% - Health Care), REGN (+11.2% - Health Care), GOOGL (+25.1% - Communication  Services), PH (+16.2% - Industrials), and MS (+12.4% - Financials) were all important contributors to SAMM’s standout performance.

   SAMM invests in the market’s momentum and relative strength leaders by overweighting sectors that are top-ranked using a multi-input scoring system. And while strong markets haven’t required a defensive approach, SAMM also stands at the ready to rotate into a more measured posture should conditions deteriorate. Over the 4th quarter, Health Care has become a bigger part of SAMM as the sector has improved its relative standing, which Strategas expects to continue in 2026. Given the extreme nature of the recent move and risk for reversion, Strategas has also been reducing exposure in memory-based Semis, like MU. And while Energy stands as a modest weight in the portfolio, there are signs of improvement which may lead an increased allocation in the months ahead.

Top Contributors to 2025 Fund Performance
Security	% Gain/ (Loss)
Micron Technology	157.7%
Goldman Sachs Group	56.6%
Broadcom	52.2%
KLA	47.1%
Morgan Stanley	45.2%

Top Detractors to 2025 Fund Performance
Security	% Gain/ (Loss)
Trade Desk(	(31.9%)
Datadog	(29.1%)
Jazz Pharmaceuticals PLC	(25.9%)
Keysight Technologies	(25.7%)
Accenture PLC	(23.6%)
Top 6 Month Contributors to Fund Performance
Security	% Gain/ (Loss)
Micron Technology	176.1%
Shopify, Cl A	50.9%
Morgan Stanley	31.9%
Sociedad Quimicia y Minera de Chile ADR	29.7%
KLA	28.0%

Top 6 Month Detractors to Fund Performance
Security	% Gain/ (Loss)
Spotify Technology	(23.7%)
Galaxy Digital	(22.5%)
EQT	(13.6%)
Leonardo DRS	(13.0%)
Circle Internet Group	(12.7%)

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Strategas Macro Momentum ETF	S&P 500 Index (USD) (NR)Footnote Reference*
Apr/24	$10,000	$10,000
Dec/24	$10,928	$11,366
Dec/25	$12,236	$13,347

Since its inception on April 3, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call (855) 273-7227 or visit https://strategasetfs.com/samm for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Strategas Macro Momentum ETF	11.97%	12.26%
S&P 500 Index (USD) (NR)Footnote Reference*	17.43%	17.99%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,444,605	31	$21,493	233%

What did the Fund invest in?

Sector Weightings as of December 31, 2025Footnote Reference*

Information Technology
22.4%
Health Care
20.0%
Financials
17.2%
Communication Services
8.6%
Industrials
7.9%
Consumer Discretionary
7.7%
Energy
4.6%
Materials
3.6%
Utilities
2.9%
Consumer Staples
2.7%

Value	Value
Consumer Staples	2.7%
Utilities	2.9%
Materials	3.6%
Energy	4.6%
Consumer Discretionary	7.7%
Industrials	7.9%
Communication Services	8.6%
Financials	17.2%
Health Care	20.0%
Information Technology	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of December 31, 2025

Holding Name	Percentage of Total Net Assets
Natera	5.0%
Parker-Hannifin	4.5%
Apple	4.2%
Goldman Sachs Group	4.1%
Bank of America	4.1%
Morgan Stanley	4.0%
Eli Lilly	4.0%
Marriott International, Cl A	3.8%
Shopify, Cl A	3.7%
Sociedad Quimica y Minera de Chile ADR	3.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Ernst & Young LLP resigned as the Fund's auditors, effective September 10, 2025, Cohen & Co. was approved as the Fund's new auditors on September 10, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/samm

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Strategas Macro Momentum ETF: SAMM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2025

SAMM-AR-2025

The Advisors' Inner Circle Fund III

Strategas Macro Thematic Opportunities ETF

Ticker: SAMT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Strategas Macro Thematic Opportunities ETF (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://strategasetfs.com/samt or by contacting us at (855) 273-7227.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$76	0.65%

How did the Fund perform in the last year?

   For the year ending December 31, 2025, the Strategas Macro Thematic Opportunities ETF (SAMT) returned +33.1% while its benchmark, the S&P 500 Index, returned +17.4%, an outperformance of 1,567bp. As of the same ending period, SAMT gained 12.7% over the previous six months, while the S&P 500 gained 10.8%.

   2025’s outperformance was aided by the Fund’s overweight in industrials and robust gains within the utilities space. In addition to adding Consumer Spending Wave (CSW) as a theme late in Q3, the Fund also saw subtle changes within the undertones of each of the themes. The Fund’s themes at year end were Industrial Power Renaissance (IPR), Artificial Intelligence (AI), De-Globalization (DGL), Consumer Spending Wave and Cash Flow Aristocrats (CFA).

   Within the Fund’s IPR theme, the Fund eventually reduced its nuclear energy exposure by selling names such as OKLO Inc. following strong contributions to the portfolio in the first part of the year. 2025 was also another good year for De-Globalization, where the Fund actively shifted from traditional energy names to metals and mining securities such as Century Aluminum, which added 43.3% to the portfolio. In addition, the Fund rotated out of L3Harris (+4.0%) and other traditional defense names while increasing exposure to Planet Labs, Palantir and Rocket Labs. Within Artificial Intelligence, a swing from producers of AI to those using it for productivity and profitability enhancements provided the opportunity to add names such as JP Morgan (+31.8%) and Robinhood (+142.6%).

   The remaining two themes saw less rotation. Cash Flow Aristocrats continues to provide a ballast to the rest of the portfolio maintaining names such as Cencora (+13.0%) and Walmart (+17.3%). Finally, the shortest tenured theme, Consumer Spending Wave, provided the Fund with mixed results over the course of its first few months. Within this theme, the Fund continues to own United Airlines (+6.4%) and Marriott (+15.1%) while having jettisoned Airbnb (-9.1%).

Top Contributors to 2025 Fund Performance
Security	% Gain/ (Loss)
Oklo	487.4%
Planet Labs PBC	187.0%
Robinhood Markets	142.6%
Rocket Lab USA	142.1%
Palantir Technologies	135.0%

Top Detractors to 2025 Fund Performance
Security	% Gain/ (Loss)
MP Materials	(39.1%)
Broadcom	(33.3%)
Red Cat Holdings	(28.5%)
NVDIA	(27.3%)
DraftKings	(27.1%)
Top 6 Month Contributors to Fund Performance
Security	% Gain/ (Loss)
Planet Labs PBC	223.3%
Oklo	122.7%
Rocket Lab USA	95.0%
Century Aluminum	43.3%
Palantir Technologies	30.4%

Top 6 Month Detractors to Fund Performance
Security	% Gain/ (Loss)
Red Cat Holdings	(28.5%)
DraftKings	(27.1%)
MP Materials	(25.0%)
Universal Technical Institute	(24.8%)
Spotify Technology	(22.0%)

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Strategas Macro Thematic Opportunities ETF	S&P 500 Index (USD) (NR)Footnote Reference*
Jan/22	$10,000	$10,000
Dec/22	$9,300	$8,802
Dec/23	$9,435	$11,062
Dec/24	$12,075	$13,772
Dec/25	$16,072	$16,173

Since its inception on January 24, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call (855) 273-7227 or visit https://strategasetfs.com/samt for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Strategas Macro Thematic Opportunities ETF	33.10%	12.81%
S&P 500 Index (USD) (NR)Footnote Reference*	17.43%	12.99%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$372,590,267	34	$1,258,692	200%

What did the Fund invest in?

Sector Weightings as of December 31, 2025Footnote Reference*

Industrials
19.0%
Health Care
11.8%
Communication Services
11.0%
Information Technology
9.6%
Consumer Discretionary
9.5%
Financials
8.7%
Exchange-Traded Funds
5.1%
Materials
5.0%
Consumer Staples
4.9%
Utilities
4.7%

Value	Value
Utilities	4.7%
Consumer Staples	4.9%
Materials	5.0%
Exchange-Traded Funds	5.1%
Financials	8.7%
Consumer Discretionary	9.5%
Information Technology	9.6%
Communication Services	11.0%
Health Care	11.8%
Industrials	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of December 31, 2025

Holding Name	Percentage of Total Net Assets
Planet Labs PBC	4.5%
Rocket Lab	4.2%
Merck	3.3%
Cencora	3.2%
Fox	3.1%
Alphabet, Cl A	3.0%
Marriott International, Cl A	3.0%
Quanta Services	2.9%
Entergy	2.8%
HCA Healthcare	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Ernst & Young LLP resigned as the Fund's auditors, effective September 10, 2025, Cohen & Co. was approved as the Fund's new auditors on September 10, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/samt

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Strategas Macro Thematic Opportunities ETF: SAMT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2025

SAMT-AR-2025

The Advisors' Inner Circle Fund III

Strategas Global Policy Opportunities ETF

Ticker: SAGP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Strategas Global Policy Opportunities ETF (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://strategasetfs.com/sagp or by contacting us at (855) 273-7227.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$72	0.65%

How did the Fund perform in the last year?

   For the year ending December 31, 2025, the Strategas Global Policy Opportunities ETF (SAGP) returned +22.6% while its benchmark, the MSCI ACWI Index, returned +22.3%, over the same time frame. As of the same ending period, SAGP gained 6.3% over the previous six months, while the MSCI ACWI, gained 11.2%.

   SAGP’s small and mid-capitalization stocks, which make up 10 percent of the Fund with the remaining large cap, reversed its outperformance from the prior quarter as large cap – both international and domestic took the lead for both Q4 and all of 2025 on average. Internationally, the Fund’s South Korea and Switzerland exposures were the top performing countries with Australia and Luxembourg bringing up the rear. Bayer Ag (+31%) and HD Hyundai Electric (+29.3%) were the Fund’s top two international performers during the quarter. US Large Cap returns were led by Teradyne (+40.7%) and Biogen (+26.7%) while US Small & Mid Cap positions were led by Dynavax Technologies (+54.9%) and Illumina (+38.1%).

   Sector returns saw Energy (led by Cameco at +9.4%), Health Care (Dynavax Technologies +54.9%), and Technology (Teradyne +40.7%) all present returns at the top of the heap while the Fund’s small Financials exposure (Brookfield Asset Management down -7.1%) came in at the bottom.

   Looking ahead, 2026 is an election year and, historically, midterm election years tend to be more volatile for the equity market compared to the other three years in the presidential cycle. On average, since 1962, the S&P 500 has had a 19 percent intra year decline compared to just 12 percent for other three years. These midterm election year sell-offs tend to be temporary in nature, but the equity market becomes more defensive throughout the year. Strategas believes SAGP’s Health Care overweight is uniquely positioned for this defense market.

Top Contributors to 2025 Fund Performance
Security	% Gain/ (Loss)
MP Materials	292.3%
Saab, Cl B	176.7%
Palantir Technologies, Cl A	135.0%
Century Aluminum	98.7%
Enviri	97.5%

Top Detractors to 2025 Fund Performance
Security	% Gain/ (Loss)
Myriad Genetics	(55.1%)
Molina Healthcare	(46.6%)
GEO Group	(42.4%)
Novo Nordisk, Cl B	(39.3%)
Shutterstock	(39.1%)
Top 6 Month Contributors to Fund Performance
Security	% Gain/ (Loss)
Century Aluminum	117.4%
MP Materials	83.9%
Teradyne	75.3%
Materion	57.0%
Dynavax Technologies	55.0%

Top 6 Month Detractors to Fund Performance
Security	% Gain/ (Loss)
Stride	(55.3%)
Indium Communications	(41.4%)
Molina Healthcare	(41.0%)
Hims & Hers Health	(34.9%)
GEO Group	(32.7%)

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Strategas Global Policy Opportunities ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Jan/22	$10,000	$10,000
Dec/22	$9,460	$8,710
Dec/23	$10,560	$10,643
Dec/24	$11,841	$12,505
Dec/25	$14,511	$15,298

Since its inception on January 24, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call (855) 273-7227 or visit https://strategasetfs.com/sagp for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Strategas Global Policy Opportunities ETF	22.55%	9.92%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.34%	11.40%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,163,506	100	$331,435	70%

What did the Fund invest in?

Country Weightings as of December 31, 2025Footnote Reference*

United States 57.7%
Japan 8.2%
United Kingdom 7.9%
Switzerland 5.0%
Germany 3.4%
Canada 3.2%
Sweden 1.9%
Denmark 1.7%
France 1.7%
Netherlands 1.7%
Luxembourg 1.6%
Ireland 1.6%
Other Countries 3.2%

Value	Value
Other Countries	3.2%
Ireland	1.6%
Luxembourg	1.6%
Netherlands	1.7%
France	1.7%
Denmark	1.7%
Sweden	1.9%
Canada	3.2%
Germany	3.4%
Switzerland	5.0%
United Kingdom	7.9%
Japan	8.2%
United States	57.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of December 31, 2025

Holding Name	Percentage of Total Net Assets
Huntington Ingalls Industries	2.1%
Fox	2.1%
Lockheed Martin	2.0%
eBay	2.0%
Philip Morris International	2.0%
Axon Enterprise	2.0%
Textron	2.0%
Northrop Grumman	2.0%
Stanley Black & Decker	1.9%
Dexcom	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Ernst & Young LLP resigned as the Fund's auditors, effective September 10, 2025, Cohen & Co. was approved as the Fund's new auditors on September 10, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/sagp

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Strategas Global Policy Opportunities ETF: SAGP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2025

SAGP-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$687,581	None	None	$797,690	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$257,780(2)	None	None	$559,700(2)
(d)	All Other Fees	None	None	$7,780(3)	None	None	$10,530(3)

Fees billed by Cohen & Company, Ltd. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$48,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$271,918	None	None	$392,971	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $265,560 and $570,230 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $48,000 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

STRATEGAS
ASSET MANAGEMENT

ANNUAL FINANCIALS AND OTHER INFORMATION // DECEMBER 2025

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	13
Statements of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	45
Notice to Shareholders (Unaudited)	47
Other Information (Form N-CSR Items 8-11) (Unaudited)	48

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO MOMENTUM ETF DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%

	Shares	Value
COMMUNICATION SERVICES — 8.6%
Alphabet, Cl A	1,941	$607,533
Take-Two Interactive Software *	2,258	578,116
TKO Group Holdings, Cl A	2,765	577,885
		1,763,534

CONSUMER DISCRETIONARY — 7.7%
Marriott International, Cl A	2,486	771,257
Sony Group ADR	14,651	375,066
Viking Holdings *	6,072	433,601
		1,579,924

CONSUMER STAPLES — 2.7%
Coca-Cola	7,730	540,404

ENERGY — 4.6%
APA	19,611	479,685
Cameco	5,059	462,848
		942,533

FINANCIALS — 17.2%
Affirm Holdings, Cl A *	5,973	444,571
Bank of America	15,159	833,745
Goldman Sachs Group	963	846,477
Morgan Stanley	4,627	821,431
Wells Fargo	6,191	577,001
		3,523,225

HEALTH CARE — 20.0%
Eli Lilly	752	808,159
HCA Healthcare	1,157	540,157
Medtronic PLC	5,373	516,131
Natera *	4,428	1,014,410
Regeneron Pharmaceuticals	819	632,162
Tenet Healthcare *	2,940	584,237
		4,095,256

INDUSTRIALS — 7.9%
Parker-Hannifin	1,042	915,876

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO MOMENTUM ETF DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
United Airlines Holdings *	6,190	$692,166
		1,608,042

INFORMATION TECHNOLOGY — 22.4%
Apple	3,141	853,912
ASML Holding, Cl G	372	397,988
Broadcom	1,778	615,366
International Business Machines	2,402	711,497
KLA	455	552,861
Micron Technology	2,342	668,430
Shopify, Cl A *	4,761	766,378
		4,566,432

MATERIALS — 3.6%
Sociedad Quimica y Minera de Chile ADR *	10,652	732,857

UTILITIES — 2.9%
Constellation Energy	1,681	593,847

TOTAL COMMON STOCK
(Cost $17,166,344)		19,946,054

TOTAL INVESTMENTS— 97.6%
(Cost $17,166,344)		$19,946,054

Percentages are based on Net Assets of $20,444,605.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of December 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS COMMON STOCK — 84.2%

	Shares	Value
COMMUNICATION SERVICES — 11.0%
Alphabet, Cl A	35,551	$11,127,463
Fox	158,927	11,612,796
Reddit, Cl A *	39,808	9,150,665
Sphere Entertainment *	94,646	8,998,942
		40,889,866

CONSUMER DISCRETIONARY — 9.5%
Amazon.com *	38,428	8,869,951
Marriott International, Cl A	35,680	11,069,363
McDonald's	24,890	7,607,131
Warby Parker, Cl A *	364,276	7,937,574
		35,484,019

CONSUMER STAPLES — 4.9%
Coca-Cola	124,302	8,689,953
Walmart	85,846	9,564,103
		18,254,056

FINANCIALS — 8.7%
American Express	20,553	7,603,582
Berkshire Hathaway, Cl B *	17,705	8,899,418
JPMorgan Chase	29,781	9,596,034
Robinhood Markets, Cl A *	54,399	6,152,527
		32,251,561

HEALTH CARE — 11.8%
Cencora	34,966	11,809,767
HCA Healthcare	22,607	10,554,304
Merck	115,154	12,121,110
Thermo Fisher Scientific	16,269	9,427,072
		43,912,253

INDUSTRIALS — 19.0%
3M	62,163	9,952,296
Planet Labs PBC *	845,130	16,665,963
Quanta Services	26,012	10,978,625
Rocket Lab *	223,646	15,601,545
United Airlines Holdings *	73,366	8,203,786
Waste Management	43,501	9,557,605
		70,959,820

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 9.6%
Apple	34,059	9,259,280
CrowdStrike Holdings, Cl A *	16,465	7,718,133
Onto Innovation *	54,576	8,615,367
Palantir Technologies, Cl A *	58,073	10,322,476
		35,915,256

MATERIALS — 5.0%
Century Aluminum *	234,940	9,204,949
Wheaton Precious Metals	79,187	9,306,056
		18,511,005

UTILITIES — 4.7%
Edison International	118,219	7,095,505
Entergy	114,296	10,564,379
		17,659,884

TOTAL COMMON STOCK
(Cost $277,728,978)		313,837,720

EXCHANGE-TRADED FUNDS — 5.1%

U.S. TREASURY BILLS — 5.1%
iShares 0-3 Month Treasury Bond ETF, Cl 3	94,175	9,453,286
F/m US Treasury 3 Month Bill ETF	189,777	9,466,077

TOTAL EXCHANGE-TRADED FUNDS
(Cost $18,939,139)		18,919,363

TOTAL INVESTMENTS— 89.3%
(Cost $296,668,117)		$332,757,083

Percentages are based on Net Assets of $372,590,267.
*	Non-income producing security.

Cl — Class
ETF — Exchange-Traded Fund

As of December 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF DECEMBER 31, 2025

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value
AUSTRALIA — 1.6%
HEALTH CARE — 1.6%
CSL	8,175	$941,200

CANADA — 3.2%
ENERGY — 1.6%
Cameco	10,456	958,680

FINANCIALS — 1.6%
Brookfield Asset Management, Cl A	17,612	923,803

		1,882,483

DENMARK — 1.7%
HEALTH CARE — 1.7%
Novo Nordisk, Cl B	20,185	1,032,325

FRANCE — 1.7%
HEALTH CARE — 1.7%
BioMerieux	7,517	973,769

GERMANY — 3.4%
HEALTH CARE — 3.4%
Bayer	23,955	1,041,240
Fresenius Medical Care	20,261	969,909

		2,011,149

IRELAND — 1.6%
INDUSTRIALS — 1.6%
Experian PLC	21,265	961,898

JAPAN — 8.2%
HEALTH CARE — 6.5%
Astellas Pharma	75,000	1,001,467
Eisai	31,700	942,435
Kyowa Kirin	57,800	931,836
Otsuka Holdings	16,500	934,030
		3,809,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
MATERIALS — 1.7%
Nippon Steel	247,900	$1,015,039

		4,824,807

LUXEMBOURG — 1.6%
COMMUNICATION SERVICES — 1.6%
Spotify Technology *	1,673	971,528

NETHERLANDS — 1.7%
COMMUNICATION SERVICES — 1.7%
Universal Music Group	37,290	973,571

SOUTH KOREA — 1.6%
INDUSTRIALS — 1.6%
HD Hyundai Electric	1,714	920,923

SWEDEN — 1.9%
INDUSTRIALS — 1.9%
Saab, Cl B	19,138	1,116,044

SWITZERLAND — 5.0%
HEALTH CARE — 5.0%
Novartis	7,135	987,057
Roche Holding	2,442	1,011,631
Sandoz Group	13,371	976,180

		2,974,868

UNITED KINGDOM — 7.9%
CONSUMER DISCRETIONARY — 1.7%
Pearson PLC	70,560	996,516

HEALTH CARE — 1.6%
Smith & Nephew PLC	56,632	943,397

INDUSTRIALS — 3.1%
RELX PLC	23,183	941,701
Smiths Group PLC	28,466	900,534
		1,842,235

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
MATERIALS — 1.5%
LyondellBasell Industries, Cl A	21,271	$921,034

		4,703,182

UNITED STATES — 57.7%
COMMUNICATION SERVICES — 4.5%
Fox	16,800	1,227,576
Iridium Communications	6,848	119,018
Match Group	33,174	1,071,189
Nexstar Media Group, Cl A	616	125,079
Yelp, Cl A *	3,878	117,852
		2,660,714

CONSUMER DISCRETIONARY — 5.3%
Adtalem Global Education *	1,228	127,061
eBay	13,579	1,182,731
Etsy *	2,145	118,919
Grand Canyon Education *	753	125,232
H&R Block	2,742	119,496
Perdoceo Education	4,081	119,696
Polaris	1,762	111,446
Stride *	1,885	122,393
Yum! Brands	7,539	1,140,500
		3,167,474

CONSUMER STAPLES — 3.8%
Altria Group	19,055	1,098,711
Philip Morris International	7,340	1,177,336
		2,276,047

ENERGY — 0.4%
Bristow Group *	3,110	113,888
Core Natural Resources	1,414	125,153
		239,041

HEALTH CARE — 12.2%
ACADIA Pharmaceuticals *	4,489	119,901
Biogen *	6,155	1,083,218
Chemed	271	115,950
DaVita *	9,467	1,075,546
Dexcom *	17,288	1,147,404
Dynavax Technologies *	10,598	162,997
Exelixis *	2,638	115,624
Harmony Biosciences Holdings *	3,165	118,434
HealthEquity *	1,186	108,649

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Hims & Hers Health *	3,149	$102,248
Illumina *	910	119,356
Incyte *	11,020	1,088,445
Lantheus Holdings *	1,949	129,706
Myriad Genetics *	15,970	98,215
Neurocrine Biosciences *	773	109,635
Phibro Animal Health, Cl A	2,788	104,160
Sarepta Therapeutics *	5,325	114,594
Select Medical Holdings	7,663	113,795
TransMedics Group *	844	102,673
Vertex Pharmaceuticals *	2,427	1,100,305
		7,230,855

INDUSTRIALS — 21.4%
A O Smith	16,624	1,111,813
AAR *	1,404	116,237
Axon Enterprise *	2,061	1,170,504
CoreCivic *	6,279	119,992
Fluor *	2,651	105,059
General Dynamics	3,329	1,120,741
GEO Group *	6,821	109,954
Hexcel	1,545	114,176
Honeywell International	5,786	1,128,791
Huntington Ingalls Industries	3,620	1,231,053
Kratos Defense & Security Solutions *	1,606	121,912
Leidos Holdings	5,941	1,071,756
Lockheed Martin	2,507	1,212,561
Maximus	1,371	118,345
Northrop Grumman	2,026	1,155,245
Parsons *	1,407	86,953
Pitney Bowes	11,842	125,170
Science Applications International	1,326	133,475
Stanley Black & Decker	15,452	1,147,775
Textron	13,399	1,167,991
		12,669,503

INFORMATION TECHNOLOGY — 8.4%
Arlo Technologies *	8,163	114,200
Dropbox, Cl A *	3,900	108,420
Fair Isaac *	636	1,075,234
InterDigital	343	109,205
Lattice Semiconductor *	1,548	113,902
LiveRamp Holdings *	4,004	117,597

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Palantir Technologies, Cl A *	6,395	$1,136,711
Teradyne	5,712	1,105,615
VeriSign	4,445	1,079,913
		4,960,797

MATERIALS — 1.7%
Century Aluminum *	3,755	147,121
Chemours	9,002	106,133
Ingevity *	2,216	131,143
Koppers Holdings	4,009	108,564
Materion	938	116,612
Scotts Miracle-Gro	2,062	120,318
SunCoke Energy	17,056	122,803
Sylvamo	2,434	117,197
		969,891

		34,174,322

TOTAL COMMON STOCK
(Cost $52,462,244)		58,462,069

TOTAL INVESTMENTS— 98.8%
(Cost $52,462,244)		$58,462,069

Percentages are based on Net Assets of $59,163,506.
*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

As of December 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

Strategas Macro Momentum ETF
Assets:
Investments at Value (Cost $17,166,344)	$19,946,054
Cash and Cash Equivalents	745,510
Dividend and Interest Receivable	3,321
Reclaim Receivable	1,566
Prepaid Expenses	242
Total Assets	20,696,693

Liabilities:
Payable for Income Distributions	211,208
Payable for Management Fees	7,925
Payable due to Administrator	1,302
Chief Compliance Officer Fees Payable	226
Audit Fees Payable	16,000
Custody Fees Payable	9,815
SEC Registration Fees Payable	414
Printing Fees Payable	241
Other Accrued Expenses	4,957
Total Liabilities	252,088

Commitments and Contingencies†

Net Assets	$20,444,605
Net Assets Consist of:
Paid-in Capital	$20,196,455
Total Distributable Earnings	248,150
Net Assets	$20,444,605
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	680,000
Net Asset Value, Offering and Redemption Price Per Share	$30.07

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Assets:
Investments at Value (Cost $296,668,117 and $52,462,244)	$332,757,083	$58,462,069
Cash and Cash Equivalents	42,437,943	2,292,967
Foreign Currency at Value (Cost $1,659 and $—)	1,681	—
Dividend and Interest Receivable	112,760	48,732
Reclaim Receivable	1,386	42,243
Receivable for Investment Securities Sold	—	210,147
Prepaid Expenses	10,450	34,165
Total Assets	375,321,303	61,090,323
Liabilities:
Payable for Income Distributions	2,541,641	316,925
Payable for Capital Gains Distributions	—	1,385,125
Unrealized Depreciation on Spot Contracts	—	105
Management Fees Payable	189,395	33,290
Payable for Overdraft of Foreign Currency	—	159,473
Other Accrued Expenses	—	31,899
Total Liabilities	2,731,036	1,926,817
Commitments and Contingencies†

Net Assets	$372,590,267	$59,163,506
Net Assets Consist of:
Paid-in Capital	$360,531,497	$54,015,639
Total Distributable Earnings	12,058,770	5,147,867
Net Assets	$372,590,267	$59,163,506
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	9,680,000	1,750,000
Net Asset Value, Offering and Redemption Price Per Share	$38.49	$33.81

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT FOR THE YEAR ENDED DECEMBER 31, 2025

STATEMENTS OF OPERATIONS

Strategas Macro Momentum ETF
Investment Income:
Dividend Income	$182,080
Interest Income	35,913
Less: Foreign Taxes Withheld	(2,391)
Total Investment Income	215,602
Expenses:
Management Fees	92,178
Administration Fees	16,086
Chief Compliance Officer Fees	948
Trustees' Fees	4,212
Custodian Fees	21,658
Audit Fees	14,783
Offering Costs	7,539
Legal Fees	6,268
Printing Fees	5,283
Pricing Fees	1,039
Registration Fees	347
Other Fees	9,280
Total Expenses	179,621
Expense Reimbursement from Adviser	(70,685)
Net Expenses	108,936
Net Investment Income	106,666
Net Realized Gain (Loss) on:
Investments(1)	137,834
Net Realized Gain	137,834
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,679,992
Net Change in Unrealized Appreciation	1,679,992
Net Realized and Unrealized Gain	1,817,826
Net Increase in Net Assets Resulting from Operations	$1,924,492

(1)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 6 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT FOR THE YEAR ENDED DECEMBER 31, 2025

STATEMENTS OF OPERATIONS

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Investment Income:
Dividend Income	$1,552,762	$811,991
Interest Income	556,875	30,253
Less: Foreign Taxes Withheld	—	(179,117)
Total Investment Income	2,109,637	663,127
Expenses:
Management Fees	1,258,692	331,435
Total Expenses	1,258,692	331,435
Net Investment Income	850,945	331,692
Net Realized Gain (Loss) on:
Investments(1)	27,352,360	5,253,997
Foreign Currency Transactions	(57)	(13,918)
Net Realized Gain	27,352,303	5,240,079
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	23,303,222	4,578,850
Foreign Currency Translation	22	(17,865)
Net Change in Unrealized Appreciation	23,303,244	4,560,985
Net Realized and Unrealized Gain	50,655,547	9,801,064
Net Increase in Net Assets Resulting from Operations	$51,506,492	$10,132,756

(1)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 6 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Macro Momentum ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Operations:
Net Investment Income	$106,666	$70,511
Net Realized Gain (Loss)	137,834	(336,757)
Net Change in Unrealized Appreciation	1,679,992	1,099,718
Net Increase in Net Assets Resulting from Operations	1,924,492	833,472
Distributions:	(211,208)	(110,432)
Capital Share Transactions:
Issued	15,408,555	16,946,997
Redeemed	(12,413,914)	(1,933,357)
Increase in Net Assets from Capital Share Transactions	2,994,641	15,013,640
Total Increase in Net Assets	4,707,925	15,736,680
Net Assets:
Beginning of Period/Year	15,736,680	—
End of Period/Year	$20,444,605	$15,736,680
Share Transactions:
Issued	539,999	650,001
Redeemed	(440,000)	(70,000)
Net Increase in Shares Outstanding from Share Transactions	99,999	580,001

(1)	Commenced operations on April 3, 2024.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Macro Thematic Opportunities ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net Investment Income	$850,945	$536,691
Net Realized Gain	27,352,303	9,641,815
Net Change in Unrealized Appreciation	23,303,244	7,099,159
Net Increase in Net Assets Resulting from Operations	51,506,492	17,277,665
Distributions:	(2,541,641)	(1,194,864)
Capital Share Transactions:
Issued	400,143,417	19,123,221
Redeemed	(161,551,936)	(14,536,626)
Increase in Net Assets from Capital Share
Transactions	238,591,481	4,586,595
Total Increase in Net Assets	287,556,332	20,669,396
Net Assets:
Beginning of Year	85,033,935	64,364,539
End of Year	$372,590,267	$85,033,935
Share Transactions:
Issued	11,260,000	650,000
Redeemed	(4,500,000)	(520,000)
Net Increase in Shares Outstanding from Share Transactions	6,760,000	130,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Global Policy Opportunities ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net Investment Income	$331,692	$294,877
Net Realized Gain	5,240,079	5,269,965
Net Change in Unrealized Appreciation (Depreciation)	4,560,985	(1,343,552)
Net Increase in Net Assets Resulting from Operations	10,132,756	4,221,290
Distributions:	(2,041,476)	(805,688)
Capital Share Transactions:
Issued	29,905,599	14,639,019
Redeemed	(15,076,574)	(16,675,061)
Increase (Decrease) in Net Assets from Capital Share Transactions	14,829,025	(2,036,042)
Total Increase in Net Assets	22,920,305	1,379,560
Net Assets:
Beginning of Year	36,243,201	34,863,641
End of Year	$59,163,506	$36,243,201
Share Transactions:
Issued	940,000	520,000
Redeemed	(460,000)	(590,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	480,000	(70,000)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO MOMENTUM ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Year/Period

	Year Ended 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$27.13	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.17	0.18
Net Realized and Unrealized Gain (Loss)	3.08	2.14
Total from Investment Operations	3.25	2.32
Dividends and Distributions:
Net Investment Income	(0.31)	(0.19)
Total Dividends and Distributions	(0.31)	(0.19)
Net Asset Value, End of Year/Period	$30.07	$27.13
Total Return†	11.97%	9.28%
Ratios and Supplemental Data:
Net Assets End of Year/Period (Thousands)	$20,445	$15,737
Ratio of Expenses to Average Net Assets	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.07%	2.22%††
Ratio of Net Investment Income to Average Net Assets	0.64%	0.89%††
Portfolio Turnover Rate‡	233%	122%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized for periods less than a year.

Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on April 3, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Year/Period

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$29.12	$23.07	$23.08	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.15	0.20	0.29	0.32
Net Realized and Unrealized Gain (Loss)	9.49	6.26	0.04 (2)	(2.07)
Total from Investment Operations	9.64	6.46	0.33	(1.75)
Dividends and Distributions:
Net Investment Income	(0.27)	(0.41)	(0.34)	(0.17)
Total Dividends and Distributions	(0.27)	(0.41)	(0.34)	(0.17)
Net Asset Value, End of Year/Period	$38.49	$29.12	$23.07	$23.08
Total Return†	33.10%	27.99%	1.45%	(7.00)%
Ratios and Supplemental Data:
Net Assets End of Year/Period (Thousands)	$372,590	$85,034	$64,365	$77,550
Ratio of Expenses to Average Net Assets(3)	0.65%	0.65%	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets(4)	0.44%	0.75%	1.26%	1.45%††
Portfolio Turnover Rate‡	200%	91%	150%	94%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized for periods less than a year.

Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on January 24, 2022.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for that period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(3)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Year/Period

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$28.54	$26.02	$23.53	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.21	0.22	0.26	0.20
Net Realized and Unrealized Gain (Loss)	6.23	2.94	2.48	(1.55)
Total from Investment Operations	6.44	3.16	2.74	(1.35)
Dividends and Distributions:
Net Investment Income	(0.19)	(0.22)	(0.25)	(0.12)
Capital Gains	(0.98)	(0.42)	—	—
Total Dividends and Distributions	(1.17)	(0.64)	(0.25)	(0.12)
Net Asset Value, End of Year/Period	$33.81	$28.54	$26.02	$23.53
Total Return†	22.55%	12.13%	11.62%	(5.40)%
Ratios and Supplemental Data:
Net Assets End of Year/Period (Thousands)	$59,164	$36,243	$34,864	$20,004
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets	0.65%	0.80%	1.07%	0.91%††
Portfolio Turnover Rate‡	70%	68%	74%	85%

Amounts designated as “—” are $0
*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized for periods less than a year.

Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF (each a “Fund” and together, the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. Each of the Funds are classified as a “diversified” investment company and operate as an exchange traded fund (“ETF”). Strategas Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Vident Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as sub-adviser. Prior to July 14, 2023, Vident Investment Advisory, LLC (“VIA” or the “Prior Sub-Adviser”) served as sub-adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF commenced operations on January 24, 2022. The Strategas Macro Momentum ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca (the "Exchange"), Inc. Market prices for the Fund shares ("Shares") may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Funds are each an investment company and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties. Open tax years are subject to examination by tax authorities.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. To the extent applicable, the Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the relevant Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with SEI Investments Distribution Co. (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of December 31, 2025, as shown on the Statement of Operations as "Offering Costs" the Strategas Macro Momentum ETF had $7,539 remaining to be amortized.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended December 31, 2025, the Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF were paid by the Advisor under the unitary fee agreement described in Note 5. For the year ended December 31, 2025, the Strategas Macro Momentum ETF paid $16,086 for such services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the year ended December 31, 2025, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

The Adviser oversees the day-to-day operations of the Funds, subject to the oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of each Fund. For its services to the Strategas Macro Momentum ETF the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Under the investment advisory agreement between the Trust, on behalf of Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, and the Adviser, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

For the Strategas Macro Momentum ETF, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (not including “excluded expenses”) from exceeding 0.65% of the average daily net assets of the Fund until April 30, 2026 (the “contractual expense limit”). In addition, the Adviser may recoup from the Fund all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors' Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2026. During the year ended December 31, 2025, the Funds did not incur any recoupments. Recapture of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory Fees previously waived in the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

	Period	Subject to Repayment until December 31:	Amount
Strategas Macro Momentum ETF	01/01/2024 – 12/31/2024	2027	$123,987
	01/01/2025 – 12/31/2025	2028	70,658

On September 26, 2023, the Adviser and the Sub-Adviser entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board. The Sub-Advisory Agreement was amended and restated effective April 2, 2024 to include the Strategas Macro Momentum ETF as a fund to which investment sub-advisory services are performed.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the respective Fund for assets up to $250 million, 0.065% based on the average daily net assets of each Fund when assets exceed $250 million, and 0.06% based on the average daily net assets of each Fund when assets exceed $500 million, subject to a minimum annual fee of $35,000.

As part of an acquisition transaction that resulted in the change in control of VIA, the Sub-Adviser replaced the Prior Sub-Adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, effective as of July 14, 2023. Prior to this date, the Prior Sub-Adviser served as subadvisor to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF pursuant to an investment sub-advisory agreement entered into between the Adviser and the Prior Sub-Adviser (the “Prior Sub-Advisory Agreement”). The terms and fees of the Sub-Advisory Agreement are the same as the terms and fees of the Prior Sub-Advisory Agreement, except for the date.

There was no change in either Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF portfolio managers, investment objective, principal investment strategy, or investment policies in connection with the aforementioned acquisition transaction.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

6. Investment Transactions:

For the year ended December 31, 2025, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
Strategas Macro Momentum ETF	$37,440,758	$37,586,699
Strategas Macro Thematic Opportunities ETF	360,330,770	365,040,971
Strategas Global Policy Opportunities ETF	38,990,940	35,152,225

For the year ended December 31, 2025, there were in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Strategas Macro Momentum ETF	$14,705,831	$11,609,953	$1,966,081
Strategas Macro Thematic Opportunities ETF	363,178,788	158,503,777	45,073,554
Strategas Global Policy Opportunities ETF	23,333,076	14,724,994	4,301,202

The in-kind transactions have been properly excluded from the calculation of portfolio turnover within the Funds’ financial highlights.

For the year ended December 31, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

During the year ended December 31, 2025, the following permanent differences are attributable to redemptions in-kind and excise tax.

	Distributable Earnings/ (Accumulated Losses)	Paid-in Capital
Strategas Macro Momentum ETF	$(1,949,005)	$1,949,005
Strategas Macro Thematic Opportunities ETF	(42,296,086)	42,296,086
Strategas Global Policy Opportunities ETF	(4,245,223)	4,245,223

These reclassifications had no impact on the net assets or net values of the Funds.

The tax character of dividends and distributions declared during the fiscal year ended December 31, 2025 and December 31, 2024 were as follows:

	Ordinary Income	Long Term Capital Gain	Total
Strategas Macro Momentum ETF
2025	$211,208	$—	$211,208
2024	110,432	—	110,432
Strategas Macro Thematic Opportunities ETF
2025	2,541,641	—	2,541,641
2024	1,194,864	—	1,194,864
Strategas Global Policy Opportunities ETF
2025	891,244	1,150,232	2,041,476
2024	333,756	471,932	805,688

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Strategas Macro Momentum ETF	$—	$—	$(2,470,414)	$2,718,786	$(222)	$248,150
Strategas Macro Thematic Opportunities ETF	—	—	(22,333,464)	34,432,717	(40,483)	12,058,770
Strategas Global Policy Opportunities ETF	319,249	4,640	—	4,823,872	106	5,147,867

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Post October specified losses represent specified losses on investment transactions from November 1, 2025 to December 31, 2025, that, in accordance with Federal Income tax regulations, the Fund(s) may elect to defer and treat as having arisen in the following fiscal year. The funds did not elect to defer Post October losses.

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Total
Strategas Macro Momentum ETF	$2,470,414	$2,470,414
Strategas Macro Thematic Opportunities ETF	22,333,465	22,333,465

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Strategas Macro Momentum ETF	$17,227,268	$2,924,911	$(206,125)	$2,718,786
Strategas Macro Thematic Opportunities ETF	298,324,388	38,923,494	(4,490,777)	34,432,717
Strategas Global Policy Opportunities ETF	53,619,538	7,996,871	(3,172,999)	4,823,872

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

	Strategas Macro Momentum ETF	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Income Taxes by Foreign Jurisdiction:
Canada	$129	$–	$–
Israel	–	–	142,001
Japan	2,262	–	16,125
Other*	–	–	20,991
Total Income Taxes Paid, Net of Refunds	$2,391	$–	$179,117

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5%, individually, of the total income taxes paid by the Fund.

8. Concentration of Risks:

As with all management investment companies, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV and ability to meet their investment objective.

Active Management Risk (All Funds) - The success of each Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Business Development Companies (“BDCs”) Risk (Strategas Macro Momentum ETF) - Investments in closed-end funds that are BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized companies that may not have access to public equity markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and the portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value.

Depositary Receipts Risk (Strategas Macro Momentum ETF) - Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Emerging Market Company Risk (Strategas Global Policy Opportunities ETF) - Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

ETF Risks (All Funds) – The Funds are ETFs and, as a result of this structure, they are exposed to the following risks.

Trading Risk – Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Funds are ETFs, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Foreign Company Risk (Strategas Global Policy Opportunities ETF and Strategas Macro Momentum ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Strategas Global Policy Opportunities ETF and Strategas Macro Momentum ETF) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk (Strategas Global Policy Opportunities ETF) – To the extent that it focuses its investments on a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

European Risk – The Fund has significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the U.K.’s formal exit on January 31, 2020. While the U.K left the EU single markets and customs union under the terms of a new trade agreement effective December 31, 2020, there is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Geopolitical Risk & Foreign Relations Risk (Strategas Global Policy Opportunities ETF) – U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. As of the date of this Prospectus, the U.S. is involved in a number of negotiations with foreign entities over alleged mistreatment of U.S. companies, imbalances in trade, tariff rates, currency manipulation, and nontrade non-tariff barriers and activities. Whether these negotiations resolve positively or escalate, changes in the trade relationships between the U.S. and foreign countries could result in positive or negative ramifications for the Fund’s holdings. Additionally, escalation or de-escalation in the geopolitical climate, new or resolved conflicts, and changes to the defense budgets of both the U.S. and foreign countries may impact performance of the Fund’s holdings.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Gold Risk (Strategas Macro Momentum ETF) – Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

Inflation Risk (All Funds) – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

Investments in Investment Company Risk (Strategas Macro Momentum ETF) - When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Large Capitalization Risk (All Funds) – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Liquidity Risk (All Funds) – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Lobbying Focused Investments Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds. Additionally, U.S. federal law imposes obligations on companies to disclose certain information on lobbying spend. If the law were to change in a manner so as to limit or eliminate such disclosures, it could have a material, negative impact on the Adviser’s ability to gather information regarding corporate lobbying spend.

Macro-Momentum Investing Strategy Risk (Strategas Macro Momentum ETF) – The Adviser selects securities for the Fund’s portfolio pursuant to a macro momentum investment strategy. The value of the Fund may decline if, among other reasons, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro momentum strategy do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro momentum portfolio, or other investment strategies generally outperform a macro momentum strategy of investing based on a variety of factors..

Macro-Thematic Trend Investing Strategy Risk (Strategas Macro Thematic Opportunities ETF) – The Adviser select securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Master Limited Partnerships (MLPs) Risk (Strategas Macro Momentum ETF) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Methodology Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidently reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

Portfolio Turnover Risk (All Funds) – Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

REITs Risk (Strategas Macro Momentum ETF) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Sector Focus Risk (All Funds) – Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of their shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, each Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The Funds’ sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

Communication Services Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the communication services sector. The Fund is subject to the risk that the securities of issuers in the communication services sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communication services sector. The communication services sector may be dominated by a small number of companies which may lead to additional volatility in the sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Communication services companies may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the consumer discretionary sector. The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of companies operating in the consumer discretionary sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector encompasses those businesses that tend to be the most sensitive to economic cycles.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Healthcare Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

Industrials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Materials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the materials sector. The materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of companies operating in the materials sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, supply chain disruptions, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Shareholder Concentration Risk (All Funds) – A large percentage of each Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Small and Medium Capitalization Companies Risk (All Funds) – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk (Strategas Macro Momentum ETF) – Income from certain ETPs that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

U.S. Fiscal Risk (Strategas Global Policy Opportunities ETF) – As of the date of this Prospectus, the U.S. federal government is running fiscal deficits as a percentage of GDP above historical averages. The U.S.’ debt to GDP ratio is also elevated. Efforts by the administration to improve the U.S.’ fiscal state via reducing spending or increasing revenue could impact certain holdings of the Fund as well as the overall economy of the U.S. Additionally, failure for the U.S. to improve its fiscal state or take necessary actions such as raising the federal debt ceiling could result in U.S. debt being downgraded, which could have follow-on ramifications for the U.S. economy and investing environment. Certain companies held by the Fund rely on the U.S. as a customer and may be negatively impacted by any reductions in available spending or failure by the U.S. to pay its contractors and vendors for their services.

U.S. Government Securities Risk (Strategas Macro Momentum ETF) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Valuation Risk (All Funds) – The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

Please also refer to the Funds’ Prospectuses and Statements of Additional Information for more comprehensive descriptions of the risk factors affecting shareholder investments in the Funds.

9. Other:

At December 31, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Recent Accounting Pronouncement:

The Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Strategas ETFs and Board of Trustees of Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Strategas ETFs comprising Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF, and Strategas Global Policy Opportunities ETF (the “Funds”), each a series of Advisors’ Inner Circle Fund III, as of December 31, 2025, the related statements of operations and changes in net assets and the financial highlights for year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years or periods ended December 31, 2024, and prior, were audited by other auditors whose report dated February 28, 2025, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025

We have served as the Funds’ auditor since 2025.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
February 26, 2026

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025 (UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2025, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)
Strategas Macro Momentum ETF
0.00%	0.00%	100.00%	100.00%	65.86%
Strategas Macro Thematic Opportunities ETF
0.00%	0.00%	100.00%	100.00%	57.83%
Strategas Global Policy Opportunities ETF
0.00%	56.34%	43.66%	100.00%	67.15%

Qualifying Dividend Income(2)	Qualifying Business Income(3)	U.S. Government Interest(4)	Foreign Investors Interest Related Dividends(5)	Qualified Short Term Capital Gain(6)
Strategas Macro Momentum ETF
68.78%	0.00%	0.00%	8.32%	0.00%
Strategas Macro Thematic Opportunities ETF
55.12%	0.00%	0.00%	8.84%	0.00%
Strategas Global Policy Opportunities ETF
100.00%	0.00%	0.00%	5.72%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(5)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025 (UNAUDITED)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Effective September 10, 2025, the Audit Committee of the Board of Trustees of The Advisors’ Inner Circle Fund III (the “Trust”) approved a change in the independent registered public accounting firm for the Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF (each a “Fund” and together, the “Funds”), from Ernst & Young LLP (“E&Y”) to Cohen & Company, Ltd (“Cohen & Co”), for the Funds’ fiscal year ended December 31, 2025.

E&Y’s reports on the financial statements of the Funds as of and for the fiscal-years/periods-ended December 31, 2024, and 2023, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Funds’ two fiscal years/periods ended December 31, 2024 and 2023, and the subsequent interim period through September 10, 2025, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused E&Y to make reference to the subject matter of the disagreement in connection with E&Y’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Funds.

The Funds have provided E&Y with a copy of the foregoing disclosures and has requested that E&Y furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether E&Y agrees with the statements made by the Funds, set forth above, and, if not, stating the respects in which E&Y does not agree.

On September 10, 2025, the Audit Committee of the Trust’s Board of Trustees approved the appointment of Cohen & Company, Ltd (“Cohen & Co”) as the Funds’ independent registered public accounting firm for the fiscal year ended December 31, 2025.

For the two fiscal years/periods ended December 31, 2024 and 2023, and the subsequent interim period through September 10, 2025, neither the Funds, nor anyone on the Funds’ behalf, consulted with Cohen & Co on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, and no written report or oral advice was provided to the Fund that Cohen & Co concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025 (UNAUDITED)

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustee fees under a unitary management fee structure. More information about Trustee compensation can be found in the fund’s Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 3–4, 2025 to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of funds and the Funds’ benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025 (UNAUDITED)

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025 (UNAUDITED)

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates to the Strategas Global Policy Opportunities ETF and the Strategas Macro Thematic Opportunities ETF. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Strategas Global Policy Opportunities ETF and the Strategas Macro Thematic Opportunities ETF and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Strategas Global Policy Opportunities ETF and the Strategas Macro Thematic Opportunities ETF are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT DECEMBER 31, 2025 (UNAUDITED)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Strategas ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive
Oaks, PA 19456

855-273-7227

Investment Adviser

Strategas Asset Management, LLC 52
Vanderbilt Avenue, 19th Floor

New York, NY 10017

Sub-Adviser

Vident Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

Administrator

SEI Investments Global Funds Services One
Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive Oaks,
PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

STR-AR-001-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Change in Registrant’s Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: March 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: March 6, 2026